Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Other Provisions [Line Items]
Current	$ 11,201	$ 20,985
Non-current	11,030	10,793
Total	22,231	31,778
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current	3,117	11,001
Non-current	11,021	10,778
Total	14,138	21,779
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current	4,334	6,234
Non-current	9	15
Total	4,343	6,249
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current	3,750	3,750
Non-current	0	0
Total	$ 3,750	$ 3,750